CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING REVENUES
Sales Revenue Net	$ 11,596	$ 8,971	$ 10,251
COSTS OF REVENUES
Cost of goods and services sold	(5,098)	(4,138)	(8,889)
GROSS PROFIT	6,498	4,833	1,362
OPERATING EXPENSES
Product development and engineering expenses	(1,072)	(1,045)	(688)
Selling and marketing expenses	(3,993)	(5,513)	(8,655)
General and administrative expenses	(3,528)	(3,458)	(5,817)
Impairment loss on property, plant and equipment (Note 7)		(471)	(60)
Impairment loss on intangible assets (Note 7)		(57)	(5)
Impairment loss on prepaid licensing and royalty fees (Notes 6 and 7)		(1,386)	(4,187)
Termination of proposed acquisition (Note 3)			(2,000)
Gain on termination of licensing agreement (Note 6)	1,732
Other (Note 10)	(127)	(35)	(3)
Operating Expenses	(6,988)	(11,965)	(21,415)
LOSS FROM OPERATIONS	(490)	(7,132)	(20,053)
NON-OPERATING INCOME (EXPENSES)
Interest income	602	302	333
Gain on disposal of marketable securities (Note 9)	2		19,939
Gain on disposal of property, plant and equipment - net (Note 14)	1	751
Interest expense	(34)	(81)	(182)
Foreign exchange loss, net	(551)	(301)	(397)
Net loss on equity investments (Note 13)	(24)	(1,731)	(600)
Impairment loss on investments (Note 7)	(52)		(1,290)
Gain on disposal of subsidiary and equity investments (Note 4)		849	37
Other (Note 17)	(39)	128	(489)
Nonoperating Income (Expense), Total	(95)	(83)	17,351
LOSS BEFORE INCOME TAXES	(585)	(7,215)	(2,702)
INCOME TAX BENEFIT (Note 21)	1,671	1,149	414
NET INCOME (LOSS)	1,086	(6,066)	(2,288)
LESS: NET LOSS ATTRIBUTABLE TO THE NONCONTROLLING INTERESTS			45
NET INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS OF GIGAMEDIA	$ 1,086	$ (6,066)	$ (2,243)
EARNINGS (LOSS) PER SHARE ATTRIBUTABLE TO GIGAMEDIA
Basic and Diluted:	$ 0.10	$ (0.55)	$ (0.20)
WEIGHTED AVERAGE SHARES USED TO COMPUTE EARNINGS (LOSS) PER SHARE ATTRIBUTABLE TO GIGAMEDIA SHAREHOLDERS (Note 2)
Basic	11,052	11,052	11,052
Diluted	11,052	11,052	11,052
Digital entertainment service revenues
OPERATING REVENUES
Sales Revenue Net	$ 11,596	$ 8,971	$ 8,545
COSTS OF REVENUES
Cost of goods and services sold	$ (5,098)	$ (4,138)	(7,018)
Other Revenues
OPERATING REVENUES
Sales Revenue Net			1,706
COSTS OF REVENUES
Cost of goods and services sold			$ (1,871)